Average Annual Total Returns		12 Months Ended	24 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US 2500 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US 2500 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		10.84%	12.47%
Bloomberg US Aggregate Equity Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Equity Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		17.20%	20.45%
ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.93%	11.79%
Performance Inception Date	Dec. 18, 2023
ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		7.58%	11.41%
ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		4.94%	9.07%